Long-Term Obligations - Summary of Reconciliation of Future Contractual Principal and Final Fee Payments on Debt and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Instruments [Abstract]
Total loan debt and capital lease obligations	$ 11,762
Less: Debt discount	(1,659)
Total carrying value:	10,103
Less: Carrying value of current portion of long-term obligations	(1)
Carrying value of long-term obligations, less current portion	10,102
Total carrying value:	$ 10,103